Schedule of Investments (unaudited) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)	34,332	$3,368,999
Boeing Co. (The)	130,053	23,838,715
Curtiss-Wright Corp.	17,173	1,533,205
Hexcel Corp.	45,978	2,079,125
Howmet Aerospace Inc.	106,457	1,687,344
Huntington Ingalls Industries Inc.	13,268	2,315,133
L3Harris Technologies Inc.	119,016	20,193,445
Lockheed Martin Corp.	136,033	49,641,162
Mercury Systems Inc.(a)(b)	30,571	2,404,715
Northrop Grumman Corp.	85,479	26,279,664
Raytheon Technologies Corp.	429,761	26,481,873
Teledyne Technologies Inc.(a)	20,081	6,244,187
TransDigm Group Inc.	27,722	12,254,510

		178,322,077

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.(b)	48,801	3,710,828
United Parcel Service Inc., Class B	174,690	19,422,034

		23,132,862

Auto Components — 0.0%
Gentex Corp.	135,012	3,479,259
Visteon Corp.(a)	10,926	748,431

		4,227,690

Banks — 1.0%
Bank of Hawaii Corp.	12,872	790,470
CIT Group Inc.	24,577	509,481
Commerce Bancshares Inc.	31,448	1,870,213
First Financial Bankshares Inc.	47,888	1,383,484
First Republic Bank/CA	46,322	4,909,669
Glacier Bancorp. Inc.	28,828	1,017,340
JPMorgan Chase & Co.	806,374	75,847,538
SVB Financial Group(a)(b)	18,156	3,913,163

		90,241,358

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	5,322	2,856,051
Brown-Forman Corp., Class B, NVS(b)	100,375	6,389,873
Coca-Cola Co. (The)	852,430	38,086,572
Monster Beverage Corp.(a)	138,100	9,573,092
PepsiCo Inc.	366,806	48,513,762

		105,419,350

Biotechnology — 2.1%
AbbVie Inc.	514,954	50,558,184
Alexion Pharmaceuticals Inc.(a)	69,929	7,848,831
Amgen Inc.	191,344	45,130,396
Arrowhead Pharmaceuticals Inc.(a)(b)	55,142	2,381,583
Exelixis Inc.(a)	167,395	3,973,957
Incyte Corp.(a)	99,464	10,341,272
Ligand Pharmaceuticals Inc.(a)(b)	9,121	1,020,184
Regeneron Pharmaceuticals Inc.(a)(b)	37,258	23,235,951
Vertex Pharmaceuticals Inc.(a)	142,945	41,498,363

		185,988,721

Building Products — 0.4%
Allegion PLC	51,196	5,233,255
Carrier Global Corp.	236,806	5,261,829
Fortune Brands Home & Security Inc.	76,649	4,900,171
Lennox International Inc.	12,740	2,968,293
Masco Corp.	145,429	7,301,990
Owens Corning	31,793	1,772,778

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	81,822	$7,280,521
Trex Co. Inc.(a)(b)	32,140	4,180,450

		38,899,287

Capital Markets — 2.3%
Ameriprise Financial Inc.	43,844	6,578,354
BlackRock Inc.(c)	43,377	23,600,992
Cboe Global Markets Inc.	61,077	5,697,263
Charles Schwab Corp. (The)	461,146	15,559,066
CME Group Inc.	100,828	16,388,583
Eaton Vance Corp., NVS	44,284	1,709,362
Evercore Inc., Class A	15,083	888,690
FactSet Research Systems Inc.	20,869	6,854,840
Federated Hermes Inc.	37,611	891,381
Intercontinental Exchange Inc.	165,935	15,199,646
MarketAxess Holdings Inc.	20,895	10,466,723
Moody’s Corp.(b)	89,079	24,472,674
MSCI Inc.(b)	46,871	15,646,477
Nasdaq Inc.	29,703	3,548,617
S&P Global Inc.(b)	132,818	43,760,875
SEI Investments Co.	69,517	3,822,045
Stifel Financial Corp.	18,447	874,941
T Rowe Price Group Inc.	92,841	11,465,864

		207,426,393

Chemicals — 1.8%
Air Products & Chemicals Inc.	121,760	29,400,170
Cabot Corp.	14,172	525,073
Celanese Corp.	65,181	5,627,728
Dow Inc.(a)	408,378	16,645,487
Ecolab Inc.	69,532	13,833,391
FMC Corp.	71,399	7,112,768
Ingevity Corp.(a)	23,039	1,211,160
Linde PLC	205,583	43,606,210
NewMarket Corp.	2,638	1,056,466
PPG Industries Inc.	66,426	7,045,142
RPM International Inc.	42,845	3,215,946
Scotts Miracle-Gro Co. (The)	21,839	2,936,690
Sherwin-Williams Co. (The)	44,553	25,744,951
Valvoline Inc.	56,126	1,084,916

		159,046,098

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	27,560	1,254,255
Cintas Corp.	46,468	12,377,216
Clean Harbors Inc.(a)	28,265	1,695,335
Copart Inc.(a)	113,902	9,484,619
Deluxe Corp.	10,456	246,134
Herman Miller Inc.	32,549	768,482
MSA Safety Inc.	12,562	1,437,595
Republic Services Inc.	53,394	4,380,978
Rollins Inc.	36,484	1,546,557
Stericycle Inc.(a)	22,109	1,237,662
Tetra Tech Inc.	30,064	2,378,664
Waste Management Inc.	123,826	13,114,412

		49,921,909

Communications Equipment — 0.3%
Arista Networks Inc.(a)	29,871	6,273,806
Ciena Corp.(a)	52,812	2,860,298
Lumentum Holdings Inc.(a)(b)	41,298	3,362,896
Motorola Solutions Inc.	93,723	13,133,404

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	16,254	$623,666

		26,254,070

Construction & Engineering — 0.0%
Emcor Group Inc.	14,258	943,024
MasTec Inc.(a)	33,214	1,490,312
Quanta Services Inc.	35,281	1,384,074
Valmont Industries Inc.	5,445	618,661

		4,436,071

Construction Materials — 0.2%
Eagle Materials Inc.	22,928	1,610,004
Martin Marietta Materials Inc.	34,431	7,112,412
Vulcan Materials Co.	73,017	8,459,019

		17,181,435

Consumer Finance — 0.4%
American Express Co.	218,349	20,786,825
Discover Financial Services	104,699	5,244,373
FirstCash Inc.	15,279	1,031,027
LendingTree Inc.(a)(b)	4,245	1,229,055
SLM Corp.	103,417	727,021
Synchrony Financial	296,089	6,561,332

		35,579,633

Containers & Packaging — 0.2%
AptarGroup Inc.	21,163	2,369,833
Avery Dennison Corp.	32,648	3,724,810
Ball Corp.	126,661	8,801,673
Silgan Holdings Inc.	25,631	830,188

		15,726,504

Distributors — 0.1%
LKQ Corp.(a)	87,839	2,301,382
Pool Corp.	22,053	5,995,549

		8,296,931

Diversified Consumer Services — 0.0%
Service Corp. International	51,374	1,997,935
Strategic Education Inc.	6,487	996,727
WW International Inc.(a)(b)	13,337	338,493

		3,333,155

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	28,853	1,040,439
Idacorp Inc.	12,492	1,091,426
NextEra Energy Inc.	143,017	34,348,393
NRG Energy Inc.	134,572	4,381,664
PNM Resources Inc.	21,965	844,335

		41,706,257

Electrical Equipment — 0.4%
AMETEK Inc.	126,490	11,304,411
Emerson Electric Co.	177,881	11,033,959
Generac Holdings Inc.(a)	34,452	4,200,732
Hubbell Inc.	29,948	3,754,281
Rockwell Automation Inc.	36,402	7,753,626

		38,047,009

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	162,364	15,556,095
CDW Corp./DE	78,367	9,104,678
Cognex Corp.(b)	94,125	5,621,145
Coherent Inc.(a)	13,287	1,740,331
Corning Inc.	199,137	5,157,648
FLIR Systems Inc.	35,465	1,438,815
IPG Photonics Corp.(a)(b)	9,801	1,571,982

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil Inc.	76,540	$2,455,403
Keysight Technologies Inc.(a)	102,436	10,323,500
Littelfuse Inc.	8,427	1,437,899
National Instruments Corp.	30,534	1,181,971
TE Connectivity Ltd.	91,023	7,422,926
Trimble Inc.(a)	137,250	5,927,828
Zebra Technologies Corp., Class A(a)	29,363	7,515,460

		76,455,681

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.	65,978	808,231

Entertainment — 2.3%
Electronic Arts Inc.(a)(b)	84,508	11,159,281
Live Nation Entertainment Inc.(a)(b)	52,012	2,305,692
Netflix Inc.(a)	242,471	110,334,004
Take-Two Interactive Software Inc.(a)	62,815	8,767,089
Walt Disney Co. (The)	607,460	67,737,865
World Wrestling Entertainment Inc., Class A	14,918	648,187

		200,952,118

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	37,568	6,095,408
American Campus Communities Inc.	36,373	1,271,600
American Tower Corp.	244,404	63,188,210
Boston Properties Inc.	34,842	3,149,020
Brixmor Property Group Inc.	91,931	1,178,555
Camden Property Trust	28,687	2,616,828
CoreSite Realty Corp.	22,178	2,684,869
Corporate Office Properties Trust	28,273	716,438
Cousins Properties Inc.	80,871	2,412,382
Crown Castle International Corp.	133,265	22,301,898
CyrusOne Inc.	40,513	2,947,321
Douglas Emmett Inc.	57,204	1,753,875
Duke Realty Corp.	119,429	4,226,592
EastGroup Properties Inc.	21,192	2,513,583
EPR Properties	19,089	632,418
Equinix Inc.	48,804	34,275,049
Essex Property Trust Inc.	18,176	4,165,394
Extra Space Storage Inc.	41,391	3,823,287
Federal Realty Investment Trust	16,284	1,387,560
First Industrial Realty Trust Inc.	46,196	1,775,774
Healthcare Realty Trust Inc.	33,930	993,810
Healthpeak Properties Inc.	139,461	3,843,545
Highwoods Properties Inc.	28,621	1,068,422
Hudson Pacific Properties Inc.	30,398	764,814
Kilroy Realty Corp.	35,015	2,055,380
Lamar Advertising Co., Class A	28,938	1,931,901
Life Storage Inc.	15,661	1,487,012
Mid-America Apartment Communities Inc.	28,249	3,239,313
National Retail Properties Inc.	52,508	1,862,984
Omega Healthcare Investors Inc.	54,191	1,611,098
Physicians Realty Trust	53,049	929,418
PotlatchDeltic Corp.	17,068	649,096
Prologis Inc.	232,102	21,662,080
PS Business Parks Inc.	11,003	1,456,797
Public Storage	36,469	6,998,036
Rayonier Inc.	29,948	742,411
Realty Income Corp.	85,192	5,068,924
SBA Communications Corp.	61,726	18,389,410
Simon Property Group Inc.	67,589	4,621,736
Spirit Realty Capital Inc.	23,081	804,604

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STORE Capital Corp.	95,680	$2,278,141
Taubman Centers Inc.	14,530	548,653
UDR Inc.	75,893	2,836,880
Urban Edge Properties	29,290	347,672
Weingarten Realty Investors	29,372	556,012

		249,864,210

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	20,249	3,027,631
Costco Wholesale Corp.	143,619	43,546,717
Grocery Outlet Holding Corp.(a)(b)	21,725	886,380
Sysco Corp.	126,446	6,911,538

		54,372,266

Food Products — 0.3%
Campbell Soup Co.	40,978	2,033,738
Hershey Co. (The)	54,715	7,092,158
Lamb Weston Holdings Inc.	44,261	2,829,606
Lancaster Colony Corp.	5,336	827,027
McCormick & Co. Inc./MD, NVS	34,708	6,226,962
Pilgrim’s Pride Corp.(a)(b)	18,491	312,313
Post Holdings Inc.(a)	16,858	1,477,098
Sanderson Farms Inc.	10,836	1,255,784
Tootsie Roll Industries Inc.	4,418	151,405
Tyson Foods Inc., Class A	78,063	4,661,142

		26,867,233

Gas Utilities — 0.0%
ONE Gas Inc.	14,537	1,120,076

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	565,617	51,714,362
ABIOMED Inc.(a)(b)	14,201	3,430,394
Align Technology Inc.(a)	39,516	10,844,771
Baxter International Inc.	125,511	10,806,497
Boston Scientific Corp.(a)	464,710	16,315,968
Cantel Medical Corp.	11,618	513,864
Cooper Companies Inc. (The)	15,546	4,409,468
Danaher Corp.	222,028	39,261,211
Dentsply Sirona Inc.	64,924	2,860,551
DexCom Inc.(a)(b)	50,889	20,630,401
Edwards Lifesciences Corp.(a)	341,637	23,610,533
Globus Medical Inc., Class A(a)	42,399	2,022,856
Haemonetics Corp.(a)	17,861	1,599,631
Hill-Rom Holdings Inc.	20,222	2,219,971
Hologic Inc.(a)	76,874	4,381,818
ICU Medical Inc.(a)(b)	10,574	1,948,894
IDEXX Laboratories Inc.(a)	46,952	15,501,672
Integra LifeSciences Holdings Corp.(a)	39,278	1,845,673
Intuitive Surgical Inc.(a)	64,294	36,636,650
LivaNova PLC(a)	13,646	656,782
Masimo Corp.(a)	27,447	6,257,642
NuVasive Inc.(a)(b)	18,689	1,040,230
Penumbra Inc.(a)(b)	18,223	3,258,637
Quidel Corp.(a)	21,050	4,709,727
ResMed Inc.	79,756	15,313,152
Steris PLC	25,204	3,867,302
Stryker Corp.	117,290	21,134,485
Teleflex Inc.(b)	25,591	9,314,612
Varian Medical Systems Inc.(a)	27,528	3,372,731
West Pharmaceutical Services Inc.	40,513	9,203,338

		328,683,823

Security	Shares	Value

Health Care Providers & Services — 0.2%
Amedisys Inc.(a)(b)	17,756	$3,525,276
Chemed Corp.	8,848	3,991,067
Encompass Health Corp.	25,519	1,580,392
HealthEquity Inc.(a)(b)	39,062	2,291,768
LHC Group Inc.(a)	15,982	2,785,982
MEDNAX Inc.(a)(b)	18,160	310,536

		14,485,021

Health Care Technology — 0.1%
Cerner Corp.	105,717	7,246,900

Hotels, Restaurants & Leisure — 2.0%
Boyd Gaming Corp.	44,159	922,923
Caesars Entertainment Corp.(a)(b)	307,512	3,730,121
Chipotle Mexican Grill Inc.(a)	14,150	14,890,894
Choice Hotels International Inc.(b)	17,503	1,380,987
Churchill Downs Inc.(b)	19,537	2,601,351
Darden Restaurants Inc.	33,090	2,507,229
Domino’s Pizza Inc.	21,570	7,968,821
Dunkin’ Brands Group Inc.	45,609	2,975,075
Eldorado Resorts Inc.(a)(b)	46,014	1,843,321
Hilton Worldwide Holdings Inc.	152,863	11,227,787
Jack in the Box Inc.	6,445	477,510
Las Vegas Sands Corp.	106,093	4,831,475
Marriott International Inc./MD, Class A	148,490	12,730,048
Marriott Vacations Worldwide Corp.	20,603	1,693,773
McDonald’s Corp.	180,375	33,273,776
MGM Resorts International(b)	165,881	2,786,801
Papa John’s International Inc.	7,774	617,333
Scientific Games Corp./DE, Class A(a)	29,932	462,749
Six Flags Entertainment Corp.	21,733	417,491
Starbucks Corp.	644,012	47,392,843
Texas Roadhouse Inc.	18,317	962,925
Wendy’s Co. (The)	58,875	1,282,297
Wyndham Destinations Inc.	21,548	607,223
Wyndham Hotels & Resorts Inc.(b)	52,430	2,234,567
Wynn Resorts Ltd.	53,248	3,966,443
Yum! Brands Inc.	165,591	14,391,514

		178,177,277

Household Durables — 0.4%
DR Horton Inc.	183,033	10,149,180
Garmin Ltd.	80,033	7,803,217
Helen of Troy Ltd.(a)	8,161	1,538,838
KB Home	21,789	668,487
Leggett & Platt Inc.	47,844	1,681,717
NVR Inc.(a)	1,902	6,198,142
PulteGroup Inc.	140,334	4,775,566
Tempur Sealy International Inc.(a)	25,035	1,801,268
Toll Brothers Inc.	33,266	1,084,139
TopBuild Corp.(a)	18,369	2,089,841

		37,790,395

Household Products — 1.5%
Church & Dwight Co. Inc.	73,016	5,644,137
Colgate-Palmolive Co.	212,499	15,567,677
Energizer Holdings Inc.	35,435	1,682,808
Kimberly-Clark Corp.	91,860	12,984,411
Procter & Gamble Co. (The)	791,633	94,655,558

		130,534,591

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	30,275	3,623,009

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	177,998	$25,736,731
Roper Technologies Inc.	57,553	22,345,528

		51,705,268

Insurance — 0.9%
Alleghany Corp.	3,978	1,945,799
Aon PLC, Class A	80,581	15,519,900
Arthur J Gallagher & Co.	53,319	5,198,069
Brown & Brown Inc.	128,797	5,249,766
Cincinnati Financial Corp.	38,526	2,466,820
Marsh & McLennan Companies Inc.	171,584	18,422,974
Primerica Inc.	22,776	2,655,682
Progressive Corp. (The)	196,842	15,769,013
RenaissanceRe Holdings Ltd.	27,149	4,643,293
RLI Corp.	13,881	1,139,630
Willis Towers Watson PLC	34,003	6,696,891

		79,707,837

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	165,423	234,578,085
Alphabet Inc., Class C, NVS(a)	161,241	227,931,890
Facebook Inc., Class A(a)	1,325,681	301,022,385
Yelp Inc.(a)	35,209	814,384

		764,346,744

Internet & Direct Marketing Retail — 7.9%
Amazon.com Inc.(a)	230,981	637,235,002
Booking Holdings Inc.(a)	22,565	35,931,152
eBay Inc.	364,226	19,103,654
Etsy Inc.(a)	65,242	6,930,658
Grubhub Inc.(a)(b)	28,202	1,982,601

		701,183,067

IT Services — 7.0%
Accenture PLC, Class A	221,265	47,510,021
Akamai Technologies Inc.(a)	64,085	6,862,863
Automatic Data Processing Inc.	147,191	21,915,268
Broadridge Financial Solutions Inc.	44,209	5,578,734
CACI International Inc., Class A(a)	13,821	2,997,498
Fiserv Inc.(a)	310,048	30,266,886
FleetCor Technologies Inc.(a)	46,206	11,622,195
Gartner Inc.(a)	49,272	5,978,172
Global Payments Inc.	80,648	13,679,514
Jack Henry & Associates Inc.(b)	22,045	4,056,941
KBR Inc.	78,124	1,761,696
Leidos Holdings Inc.	36,659	3,433,849
LiveRamp Holdings Inc.(a)	14,941	634,544
Mastercard Inc., Class A	487,263	144,083,669
Maximus Inc.	19,405	1,367,082
Paychex Inc.	117,930	8,933,197
PayPal Holdings Inc.(a)	647,340	112,786,048
Perspecta Inc.	75,804	1,760,927
Sabre Corp.	72,596	585,124
Science Applications International Corp.	12,180	946,142
VeriSign Inc.(a)	29,709	6,144,712
Visa Inc., Class A(b)	930,156	179,678,235
Western Union Co. (The)	226,550	4,898,011
WEX Inc.(a)(b)	23,873	3,939,284

		621,420,612

Leisure Products — 0.0%
Brunswick Corp./DE	22,042	1,410,908

Security	Shares	Value

Leisure Products (continued)
Polaris Inc.	31,703	$2,934,113

		4,345,021

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	97,140	8,584,262
Bio-Rad Laboratories Inc., Class A(a)	8,540	3,855,725
Bio-Techne Corp.	20,959	5,534,643
Charles River Laboratories International Inc.(a)(b)	26,911	4,691,933
Illumina Inc.(a)	48,631	18,010,491
IQVIA Holdings Inc.(a)	67,987	9,645,995
Mettler-Toledo International Inc.(a)	8,300	6,686,065
PerkinElmer Inc.(b)	34,880	3,421,379
PRA Health Sciences Inc.(a)	34,838	3,389,389
Repligen Corp.(a)	25,784	3,187,160
Syneos Health Inc.(a)	34,327	1,999,548
Thermo Fisher Scientific Inc.(b)	217,748	78,898,810
Waters Corp.(a)	21,167	3,818,527

		151,723,927

Machinery — 1.5%
AGCO Corp.	18,288	1,014,252
Caterpillar Inc.	176,056	22,271,084
Colfax Corp.(a)(b)	20,746	578,813
Cummins Inc.	51,244	8,878,535
Deere & Co.	101,680	15,979,012
Donaldson Co. Inc.	44,624	2,075,909
Dover Corp.	47,205	4,558,115
Graco Inc.	91,852	4,407,978
IDEX Corp.	23,907	3,778,262
Illinois Tool Works Inc.	96,690	16,906,247
Ingersoll Rand Inc.(a)(b)	139,138	3,912,561
ITT Inc.	32,374	1,901,649
Lincoln Electric Holdings Inc.	33,708	2,839,562
Middleby Corp. (The)(a)(b)	17,749	1,401,106
Nordson Corp.	28,154	5,341,095
Oshkosh Corp.	22,131	1,585,022
Otis Worldwide Corp.	118,403	6,732,395
PACCAR Inc.	190,607	14,266,934
Parker-Hannifin Corp.	38,926	7,133,968
Timken Co. (The)	37,355	1,699,279
Toro Co. (The)	58,736	3,896,546
Woodward Inc.(b)	31,099	2,411,727
Xylem Inc./NY	58,546	3,803,148

		137,373,199

Marine — 0.0%
Kirby Corp.(a)	17,194	920,911

Media — 1.2%
Cable One Inc.	2,899	5,145,290
Charter Communications Inc., Class A(a)(b)	83,100	42,384,324
Comcast Corp., Class A	1,406,218	54,814,378
New York Times Co. (The), Class A(b)	52,268	2,196,824

		104,540,816

Metals & Mining — 0.2%
Allegheny Technologies Inc.(a)	34,198	348,478
Carpenter Technology Corp.	14,512	352,351
Compass Minerals International Inc.	13,426	654,518
Freeport-McMoRan Inc.	439,606	5,086,241
Reliance Steel & Aluminum Co.	35,088	3,330,904
Royal Gold Inc.	36,156	4,494,914

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	58,210	$1,518,699

		15,786,105

Multi-Utilities — 0.1%
Black Hills Corp.	15,897	900,724
MDU Resources Group Inc.	46,411	1,029,396
Sempra Energy	72,569	8,507,264

		10,437,384

Multiline Retail — 0.6%
Dollar General Corp.	138,779	26,438,787
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	16,893	1,649,602
Target Corp.	176,428	21,159,010

		49,247,399

Oil, Gas & Consumable Fuels — 0.7%
Apache Corp.(b)	128,571	1,735,709
Cabot Oil & Gas Corp.	141,554	2,431,898
Cimarex Energy Co.	30,328	833,717
ConocoPhillips	591,265	24,844,955
EOG Resources Inc.	160,446	8,128,194
Hess Corp.	143,930	7,457,013
Murphy Oil Corp.	37,191	513,236
Phillips 66	121,258	8,718,450
Pioneer Natural Resources Co.	56,579	5,527,768
WPX Energy Inc.(a)(b)	229,791	1,466,067

		61,657,007

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	46,635	1,196,188

Personal Products — 0.3%
Coty Inc., Class A	76,671	342,719
Estee Lauder Companies Inc. (The), Class A	123,913	23,379,905

		23,722,624

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	686,142	40,345,150
Catalent Inc.(a)	89,480	6,558,884
Eli Lilly & Co.	255,374	41,927,303
Johnson & Johnson	610,054	85,791,894
Merck & Co. Inc.	765,388	59,187,454
Nektar Therapeutics(a)(b)	31,089	720,021
Zoetis Inc.	261,848	35,883,650

		270,414,356

Professional Services — 0.4%
ASGN Inc.(a)	17,747	1,183,370
CoreLogic Inc.	19,739	1,326,855
Equifax Inc.	40,000	6,875,200
FTI Consulting Inc.(a)(b)	20,702	2,371,414
IHS Markit Ltd.	159,986	12,078,943
Insperity Inc.	11,649	754,040
Verisk Analytics Inc.	61,740	10,508,148

		35,097,970

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	184,786	8,356,023
Jones Lang LaSalle Inc.	13,666	1,413,884

		9,769,907

Road & Rail — 1.0%
CSX Corp.	211,009	14,715,767
JB Hunt Transport Services Inc.	27,702	3,333,659
Kansas City Southern	52,388	7,821,004
Knight-Swift Transportation Holdings Inc.	67,662	2,822,182

Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.(b)	14,787	$1,660,728
Norfolk Southern Corp.	76,270	13,390,724
Old Dominion Freight Line Inc.	52,195	8,851,750
Union Pacific Corp.	231,954	39,216,463
Werner Enterprises Inc.	14,543	633,057

		92,445,334

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices Inc.(a)	645,698	33,970,172
Analog Devices Inc.	203,120	24,910,637
Applied Materials Inc.	505,662	30,567,268
Broadcom Inc.	220,410	69,563,600
Cabot Microelectronics Corp.(b)	16,007	2,233,617
Cirrus Logic Inc.(a)	31,853	1,967,878
Enphase Energy Inc.(a)(b)	31,525	1,499,644
Intel Corp.	1,330,590	79,609,200
KLA Corp.	85,487	16,625,512
Lam Research Corp.	80,027	25,885,533
Maxim Integrated Products Inc.	65,617	3,977,046
Microchip Technology Inc.	135,255	14,243,704
Micron Technology Inc.(a)	613,167	31,590,364
MKS Instruments Inc.	30,022	3,399,691
Monolithic Power Systems Inc.	22,936	5,435,832
NVIDIA Corp.	339,134	128,840,398
Qorvo Inc.(a)	63,214	6,987,043
Qualcomm Inc.	620,209	56,569,263
Semtech Corp.(a)	18,663	974,582
Silicon Laboratories Inc.(a)	23,917	2,398,158
Skyworks Solutions Inc.	53,354	6,821,843
SolarEdge Technologies Inc.(a)	27,394	3,801,739
Synaptics Inc.(a)(b)	11,290	678,755
Teradyne Inc.(b)	92,278	7,798,414
Texas Instruments Inc.	313,722	39,833,282
Universal Display Corp.(b)	23,323	3,489,587
Xilinx Inc.	83,122	8,178,374

		611,851,136

Software — 14.8%
ACI Worldwide Inc.(a)	63,714	1,719,641
Adobe Inc.(a)	265,624	115,628,783
Ansys Inc.(a)(b)	47,365	13,817,791
Autodesk Inc.(a)(b)	120,725	28,876,213
Blackbaud Inc.	27,104	1,547,096
Cadence Design Systems Inc.(a)	153,555	14,735,138
CDK Global Inc.	40,839	1,691,551
Ceridian HCM Holding Inc.(a)	33,288	2,638,740
Citrix Systems Inc.	32,918	4,868,901
CommVault Systems Inc.(a)	11,402	441,257
Fair Isaac Corp.(a)	15,923	6,656,451
Fortinet Inc.(a)	73,974	10,154,411
Intuit Inc.	143,768	42,582,644
j2 Global Inc.	25,485	1,610,907
LogMeIn Inc.	17,215	1,459,316
Manhattan Associates Inc.(a)	35,186	3,314,521
Microsoft Corp.	4,180,848	850,844,377
NortonLifeLock Inc.	185,248	3,673,468
Oracle Corp.	688,538	38,055,495
Paycom Software Inc.(a)	26,733	8,280,012
Paylocity Holding Corp.(a)	19,738	2,879,577
PTC Inc.(a)	29,777	2,316,353
Qualys Inc.(a)	18,445	1,918,649

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	496,733	$93,052,993
ServiceNow Inc.(a)	105,143	42,589,224
Synopsys Inc.(a)(b)	83,135	16,211,325
Teradata Corp.(a)(b)	24,225	503,880
Tyler Technologies Inc.(a)	21,923	7,604,650

		1,319,673,364

Specialty Retail — 2.9%
Aaron’s Inc.	21,168	961,027
AutoZone Inc.(a)	12,870	14,518,904
CarMax Inc.(a)	89,605	8,024,128
Five Below Inc.(a)(b)	30,643	3,276,043
Home Depot Inc. (The)	421,006	105,466,213
Lowe’s Companies Inc.	274,728	37,121,247
Murphy USA Inc.(a)	15,120	1,702,361
O’Reilly Automotive Inc.(a)	40,928	17,258,110
RH(a)(b)	9,031	2,247,816
Ross Stores Inc.	195,934	16,701,414
Tiffany & Co.	60,207	7,341,642
TJX Companies Inc. (The)	660,424	33,391,038
Tractor Supply Co.	31,242	4,117,383
Ulta Beauty Inc.(a)	17,320	3,523,234
Williams-Sonoma Inc.	29,518	2,420,771

		258,071,331

Technology Hardware, Storage & Peripherals — 9.3%
Apple Inc.	2,246,306	819,452,429
NCR Corp.(a)(b)	30,261	524,121
NetApp Inc.	57,806	2,564,852
Seagate Technology PLC	76,414	3,699,202
Xerox Holdings Corp.(a)	102,405	1,565,772

		827,806,376

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	15,317	1,236,082
Columbia Sportswear Co.	9,928	799,998
Deckers Outdoor Corp.(a)	15,396	3,023,621
Nike Inc., Class B	457,517	44,859,542
Skechers U.S.A. Inc., Class A(a)	73,794	2,315,656
VF Corp.	93,178	5,678,267

		57,913,166

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	40,386	1,464,800
New York Community Bancorp. Inc.	128,752	1,313,270

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	27,220	$730,585

		3,508,655

Tobacco — 0.5%
Altria Group Inc.	398,967	15,659,455
Philip Morris International Inc.	377,733	26,463,974

		42,123,429

Trading Companies & Distributors — 0.2%
Fastenal Co.	221,101	9,471,967
United Rentals Inc.(a)	39,725	5,920,614
Watsco Inc.	9,190	1,633,063

		17,025,644

Water Utilities — 0.1%
American Water Works Co. Inc.	49,771	6,403,537
Essential Utilities Inc.	67,609	2,855,804

		9,259,341

Total Common Stocks — 99.8% (Cost: $6,890,562,485)		8,874,818,750

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	175,545,400	175,773,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	10,136,000	10,136,000

		185,909,609

Total Short-Term Investments — 2.1% (Cost: $185,644,306)		185,909,609

Total Investments in Securities — 101.9% (Cost: $7,076,206,791)		9,060,728,359

Other Assets, Less Liabilities — (1.9)%		(172,024,695)

Net Assets — 100.0%		$8,888,703,664

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	281,210,174	—	(105,664,774	)(b)	175,545,400	$175,773,609	$327,761	(c)	$101,741		$231,855
BlackRock Cash Funds: Treasury, SL Agency Shares	11,716,000	—	(1,580,000	)(b)	10,136,000	10,136,000	6,361		—		—
BlackRock Inc.	32,312	11,799	(734)		43,377	23,600,992	153,763		59,098		3,789,200

						$209,510,601	$487,885		$160,839		$4,021,055

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	80	09/18/20	$12,361	$112,216

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,874,818,750	$—	$—	$8,874,818,750
Money Market Funds	185,909,609	—	—	185,909,609

	$9,060,728,359	$—	$—	$9,060,728,359

Derivative financial instruments(a)
Assets
Futures Contracts	$112,216	$—	$—	$112,216

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7